Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade creditors		$ 5,001	$ 5,680	$ 4,467
Accounts payable to underwriters, promoters, and employees		1,071	792	945
Other accounts payable		663	757	1,144
Total accounts payable		6,735	7,256	6,734
Factors or other financial institutions for borrowings			$ 27	$ 178
SEALS Corp
Trade creditors	$ 4,916	5,001
Accounts payable to shareholders	2,145
Accounts payable to underwriters, promoters, and employees	826	1,071
Other accounts payable	1,131	663
Total accounts payable	$ 9,018	$ 6,735